COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 4 - COMMITMENTS AND CONTINGENCIES

Israeli Innovation Authority Grants

Microbot Israel has received grants from the Israeli Innovation Authority (“IIA”) for participation in research and development since 2013 through September 30, 2023 totaling approximately $1,656. This amount includes advance payment in the third quarter of 2023 of approximately $156 which is a portion of additional grant previously approved from the IIA in the amount of approximately NIS 1.62 million, which based on an exchange rate on September 30, 2023 of NIS 1.00 = $0.2614, would be approximately $423, to further finance the development of the Company’s manufacturing process of the LIBERTY® robotic surgical system.

In addition, as a result of the agreement with CardioSert Ltd. (“CardioSert”) on January 4, 2018, Microbot Israel took over the liability to repay CardioSert’s IIA grants in the aggregate amount of approximately $530, which liability will remain for so long as the Company continues to own the CardioSert assets.

As a result of the agreement with Nitiloop Ltd., an Israeli limited liability company (“Nitiloop”), on October 6, 2022, Microbot Israel took over the liability to repay Nitiloop’s IIA grants in the aggregate amount of approximately $925.

In relation to the IIA grants described above, the Company is obligated to pay royalties amounting to 3%-5% of its future sales of the products relating to such grants.

The grants are linked to the exchange rate of the dollar to the New Israeli Shekel and bears interest of Libor per annum.

The repayment of the grants is contingent upon the successful completion of the Company’s research and development programs and generating sales. The Company has no obligation to repay these grants, if the project fails, is unsuccessful or aborted or if no sales are generated. The financial risk is assumed completely by the Government of Israel. The grants are received from the Government on a project-by-project basis.

Approval for Grant from Ministry of Economy

On March 2, 2023, the Company announced that it received approval for a grant from the Ministry of Economy of the State of Israel in the amount of approximately NIS 300 thousand, which based on an exchange rate on such date of NIS 1.00 = $0.27457, would be approximately $82, to further finance the marketing activities of the LIBERTY Robotic System in the US market.

On November 1, 2023, the Company received NIS 109,474 (approximately US$27) of such amount.

In relation to the Ministry of Economy grant, the Company is obligated to pay royalties amounting to between 3%-5% of future sales of the LIBERTY product up to the grant amount plus interest.

TRDF Agreement

Microbot Israel signed an agreement with the Technion Research and Development Foundation (“TRDF”) in June 2012 by which TRDF transferred to Microbot Israel a global, exclusive, royalty-bearing license (as amended, the “License Agreement”) with respect to the Company’s Self-Cleaning Shunt (SCS) project and its TipCat assets in addition to certain technology relating to the Company’s LIBERTY device. As partial consideration for the license, Microbot Israel shall pay TRDF royalties on net sales (between 1.5%-3.0%) and on sublicense income as detailed in the License Agreement.

The Company in October 2022 suspended the SCS project while it evaluated alternatives for the SCS assets (mainly related patents), including seeking buyers for the assets, joint ventures or licensing arrangements, spinning off the assets into a new operating company or discontinuing the project altogether, and as a result of the Company’s May 2023 implementation of its core-business focus program and cost reduction plan, the Company returned the licensed intellectual property for the TipCat back to TRDF in June 2023, and returned the licensed intellectual property for the SCS (ViRob) back to TRDF in July 2023.

Agreement with CardioSert Ltd.

On January 4, 2018, Microbot Israel entered into an agreement with CardioSert (the “CardioSert Agreement”) to acquire certain of its patent-protected technology (the “Technology”). Pursuant to the CardioSert Agreement, Microbot Israel made aggregate payments of $300 in cash and 6,738 shares of Common Stock estimated at $74 to complete the acquisition.

The CardioSert Agreement may be terminated by Microbot Israel at any time for convenience upon 90-days’ notice. The CardioSert Agreement may be terminated by CardioSert in case the first commercial sale does not occur by the third anniversary of the date of signing of the CardioSert Agreement except if Microbot Israel has invested more than $2,000 in certain development stages, or the first commercial sale does not occur within 50 months. As of September 30, 2023, the 50 months period has expired and CardioSert can buy-back the Technology at any time.

In each of the above termination events, or in case of breach by Microbot Israel, CardioSert shall have the right to buy back the Technology from Microbot Israel for $1.00 (dollar not in thousands), upon 60 days prior written notice, but only 1 year after such termination events. Additionally, the CardioSert Agreement may be terminated by either party upon breach of the other (subject to cure). Until May 2023, Microbot Israel paid CardioSert a monthly consultation fee of NIS40,000 (or approximately US$11, based on an exchange rate of NIS 3.7 to the dollar) covering up to 60 consulting hours per month, relating to the development of the Technology. As a result of its core-business focus program and its cost reduction plan enacted in May 2023, the Company has terminated the CardioSert Agreement effective as of August 17, 2023 and ceased its research and development and commercialization efforts for the Technology, which could result in the Technology being reacquired by CardioSert for nominal consideration.

As of the filing date of this Quarterly Report on Form 10-Q, CardioSert has not purchased back the Technology; however, the Company is in discussions with CardioSert with respect to post-termination matters.

ATM Agreement

On June 10, 2021, the Company entered into an At-the-Market Offering Agreement (the “ATM Agreement”) with H.C. Wainwright & Co. LLC (“Wainwright”), as sales agent, in connection with an “at the market offering” under which the Company may offer and sell, from time to time in its sole discretion, shares of its Common Stock having an aggregate offering price of up to $10,000 at market prices or as otherwise agreed with Wainwright. Any shares sold under the ATM Agreement from time to time will be offered and sold pursuant to the Company’s Registration Statement on Form S-3, which was initially filed on November 25, 2020 and which was declared effective by the SEC on December 4, 2020, and the related prospectus as supplemented by a prospectus supplement that the Company filed on June 10, 2021 (the “June 2021 Prospectus”). To date, the Company has not sold any shares of Common Stock pursuant to the ATM Agreement, and as of October 13, 2022, the Company suspended the ATM Agreement, which otherwise remains in full force and effect, and terminated the June 2021 Prospectus.

Engagement Letter with H.C. Wainwright

On May 16, 2023 and in connection with the registered direct and private placement offerings referred to in Note 5 below, the Company entered into an engagement letter (the “Engagement Letter”) with Wainwright, pursuant to which Wainwright agreed to serve as the exclusive placement agent for the issuance and sale of securities of the Company. As compensation for such placement agent services, the Company has agreed to pay Wainwright an aggregate cash fee equal to 7.0% of the gross proceeds received by the Company from offerings contemplated by the Engagement Letter, plus a management fee equal to 1.0% of the gross proceeds received by the Company from such offerings, as well as other reimbursable expenses. The Company has also agreed to issue to Wainwright or its designees preferred investment options upon the closing of such offerings.

Acquisition of Nitiloop’s Assets

On October 6, 2022, Microbot Israel purchased substantially all of the assets, including intellectual property, devices, components and product related materials (the “Assets”), of Nitiloop Ltd., an Israeli limited liability company (“Nitiloop”). The Assets include intellectual property and technology in the field of intraluminal revascularization devices with anchoring mechanism and integrated microcatheter (the “Nitiloop Technology”) and the products or potential products incorporating the Nitiloop Technology owned by Nitiloop and designated by Nitiloop as “NovaCross”, “NovaCross Xtreme” and “NovaCross BTK” and any enhancements, modifications and improvements thereof (“Devices”). Microbot Israel did not assume any material liabilities of Nitiloop other than obligations Nitiloop has to the IIA and relating to certain renewal/maintenance fees for a European patent application.

In consideration for the acquisition of the Assets, Microbot Israel shall pay royalties to Nitiloop, which shall not, in the aggregate, exceed $8,000, as follows:

●	Royalties at a rate of 3% of net revenue generated as a result of sales, license or other exploitation of the Devices; and
●	Royalties at a rate of 1.5% of net revenue generated from the sale, license or other exploitation of commercialization of the technology as part of an integrated product.

Litigation

Litigation Resulting from the 2017 Financing

The Company was named as the defendant in a lawsuit captioned Empery Asset Master Ltd., Empery Tax Efficient, LP, Empery Tax Efficient II, LP, Hudson Bay Master Fund Ltd., Plaintiffs, against Microbot Medical Inc., Defendant, in the Supreme Court of the State of New York, County of New York (Index No. 651182/2020). The complaint alleges, among other things, that the Company breached multiple representations and warranties contained in the Securities Purchase Agreement (the “SPA”) related to the Company’s June 8, 2017 equity financing (the “2017 Financing”), of which the Plaintiffs participated, and fraudulently induced Plaintiffs into signing the SPA. The complaint seeks rescission of the SPA and return of the Plaintiffs’ $6,750 purchase price with respect to the 2017 Financing. The lawsuit is currently in the discovery phase, and a court-ordered mediation was completed. Management is unable to assess the likelihood that the Company will succeed at trial, having previously lost another lawsuit with respect to the 2017 Financing.

Mona Litigation

On April 28, 2019, the Company brought an action against Alliance Investment Management, Ltd. (“Alliance”), later amended to add Joseph Mona (“Mona”) as a defendant, in the Southern District of New York under Section 16(b) of the Securities Exchange Act of 1934 (the “Exchange Act”), to compel Alliance and/or Mona to disgorge short swing profits realized from purchases and sales of the Company’s securities within a period of less than six months. The amount of profits was estimated in the complaint to be approximately $468.

On October 28, 2019, Alliance filed a motion for summary judgment requesting that the Court dismiss the claims against Alliance, which was subsequently granted by the Court. On February 4, 2020, Mona answered the 16(b) claim and filed a counterclaim against the Company under Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder, claiming a net loss on trading the Company’s stock of approximately $151.

On March 31, 2021, the Court entered a judgment against Mona and in favor of the Company in the amount of approximately $485. Collection of the judgment was deferred pending resolution of Mona’s counterclaim.

On August 4, 2023, the Magistrate Judge issued a Report & Recommendation, which recommended that the District Court dismiss Mona’s Section 10(b) counterclaim in the entirety. On August 22, 2023, the District Court adopted the Report and Recommendation in full and dismissed the Section 10(b) counterclaim in its entirety. The time for appeal has expired and the Company is proceeding with collection efforts for the $485 judgment against Mona.

NOTE 9 - COMMITMENTS AND CONTINGENCIES

Government Grants:

Microbot Israel has received grants from the Israeli Innovation Authority (“IIA”) for participation in research and development since 2013 through December 31, 2022 totaling approximately $1,500.

In addition, as a result of the agreement with CardioSert Ltd. (“CardioSert”) on January 4, 2018, Microbot Israel took over the liability to repay CardioSert’s IIA grants in the aggregate amount of approximately $530.

In addition, as a result of the agreement with Nitiloop, on October 6, 2022, Microbot Israel took over the liability to repay Nitiloop’s IIA grants in the aggregate amount of approximately $925.

In relation to the IIA grants described above, the Company is obligated to pay royalties amounting to 3.0%-3.5% of its future sales of the products relating to such grants.

The grants are linked to the exchange rate of the dollar to the New Israeli Shekel and bears interest of Libor per annum.

The repayment of the grants is contingent upon the successful completion of the Company’s research and development programs and generating sales. The Company has no obligation to repay these grants, if the project fails, is unsuccessful or aborted or if no sales are generated. The financial risk is assumed completely by the Government of Israel. The grants are received from the Government on a project-by-project basis.

TRDF Agreement:

Microbot Israel signed an agreement with the Technion Research and Development Foundation (“TRDF”) in June 2012 by which TRDF transferred to Microbot Israel a global, exclusive, royalty-bearing license (as amended, the License Agreement”). As partial consideration for the license, Microbot Israel shall pay TRDF royalties on net sales (between 1.5%-3.0%) and on sublicense income as detailed in the agreement.

Pursuant to the License Agreement, both parties agreed to extend the next development milestone for the Company’s Self Cleaning Shunt (SCS) project, which includes the First In Human milestone, until December 2024, and to continue to maintain the TipCat assets, which are still in a discovery phase, until December 2023. The Company in October 2022 suspended the SCS project while it evaluates alternatives for the SCS assets (mainly related patents), which may include seeking buyers for the assets, entering into joint ventures or licensing arrangements, spinning off the assets into a new operating company or discontinuing the project altogether. The Company has certain obligations to seek to develop and commercialize the SCS and the TipCat assets under the License Agreement. At the time of filing of this Annually Report on Form 10-K, the Company has been in discussions with TRDF with respect to the suspension of the SCS project and the status of the TipCat assets, and the Company expects that if it is unsuccessful in entering into alternative arrangements for such assets, the Company will return the licensed assets to TRDF.

Agreement with CardioSert Ltd.:

On January 4, 2018, Microbot Israel entered into an agreement with CardioSert to acquire certain patent-protected technology owned by CardioSert (the “Technology”). Pursuant to the Agreement, Microbot Israel made an initial payment of $50 to CardioSert and had 90-days to elect to complete the acquisition. At the end of the 90-day period, at Microbot Israel’s sole option, CardioSert shall assign and transfer the Technology to Microbot Israel and Microbot Israel shall pay to CardioSert additional amounts and securities as determined in the agreement.

MICROBOT MEDICAL INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

(Except share and per share data)

On May 25, 2018, Microbot Israel, delivered an Exercise Notice to CardioSert Ltd., notifying it that Microbot Israel elected to exercise the option to acquire the Technology owned by CardioSert and therefore made an additional cash payment of $250 and 6,738 shares of common stock estimated at $74.

The agreement may be terminated by Microbot Israel at any time for convenience upon 90-days’ notice. The agreement may be terminated by CardioSert in case the first commercial sale does not occur by the third anniversary of the date of signing of the agreement except if Microbot Israel. has invested more than $2,000 in certain development stages, or the first commercial sale does not occur within 50 months. As of December 31, 2022, the 50 months period has expired and CardioSert can buy-back the Technology at any time. As of the report date, CardioSert has not purchased back the Technology.

In each of the above termination events, or in case of breach by Microbot Israel, CardioSert shall have the right to buy back the Technology from Microbot Israel for $1.00, upon 60 days prior written notice, but only 1 year after such termination. Additionally, the agreement may be terminated by either party upon breach of the other (subject to cure). CardioSert agreed to assist Microbot Israel in the development of the Technology for a minimum of one year, for a monthly consultation fee of NIS40 (or approximately US$11.37, based on an exchange rate of NIS 3.519 to the dollar) covering up to 60 consulting hours per month.

ATM Agreement:

On June 10, 2021, the Company entered into an At-the-Market Offering Agreement (the “ATM Agreement”) with H.C. Wainwright & Co. LLC (“Wainwright”), as sales agent, in connection with an “at the market offering” under which the Company may offer and sell, from time to time in its sole discretion, shares of its Common Stock having an aggregate offering price of up to $10,000 at market prices or as otherwise agreed with Wainwright. Any shares sold under the ATM Agreement from time to time will be offered and sold pursuant to the Company’s Registration Statement on Form S-3, which was initially filed on November 25, 2020 and which was declared effective by the SEC on December 4, 2020, and the related prospectus as supplemented by a prospectus supplement that the Company filed on June 10, 2021 (the “June 2021 Prospectus”). To date, we have not sold any shares of Common Stock pursuant to the ATM Agreement, and as of October 13, 2022, the Company suspended the ATM Agreement, which remains in full force and effect, and terminated the June 2021 Prospectus.

Acquisition of Nitiloop’s Assets

On October 6, 2022, Microbot Israel purchased substantially all of the assets, including intellectual property, devices, components and product related materials (the “Assets”), of Nitiloop Ltd., an Israeli limited liability company (“Nitiloop”). The Assets include intellectual property and technology in the field of intraluminal revascularization devices with anchoring mechanism and integrated microcatheter (the “Technology”) and the products or potential products incorporating the Technology owned by Nitiloop and designated by Nitiloop as “NovaCross”, “NovaCross Xtreme” and “NovaCross BTK” and any enhancements, modifications and improvements thereof (“Devices”). Microbot Israel did not assume any material liabilities of Nitiloop other than obligations Nitiloop has to the IIA and relating to certain renewal/maintenance fees for a European patent application.

In consideration for the acquisition of the Assets, Microbot Israel shall pay royalties to Nitiloop, which shall not, in the aggregate, exceed $8,000, as follows:

●	Royalties at a rate of 3% of net revenue generated as a result of sales, license or other exploitation of the Devices; and
●	Royalties at a rate of 1.5% of net revenue generated from the sale, license or other exploitation of commercialization of the technology as part of an integrated product.

MICROBOT MEDICAL INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

(Except share and per share data)

The Company evaluates acquisitions of assets and other similar transactions to assess whether or not the transaction should be accounted for as a business combination or asset acquisition by first applying a screen test to determine if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If the screen is met, the transaction is accounted for as an asset acquisition. If the screen is not met, further determination is required as to whether or not the Company has acquired inputs and processes that have the ability to create outputs which would meet the definition of a business. Significant judgment is required in the application of the screen test to determine whether an acquisition is accounted for as business combination or an acquisition of assets. Based on the Company’s analysis, the Company concluded that the acquisition of the assets does not meet the definition of a business for the purpose of applying SEC Rules (S-X Rules of 3-05, 8-04 and 11-01).

Litigation:

Litigation Resulting from 2017 Financing

The Company was named as the defendant in a lawsuit captioned Empery Asset Master Ltd., Empery Tax Efficient, LP, Empery Tax Efficient II, LP, Hudson Bay Master Fund Ltd., Plaintiffs, against Microbot Medical Inc., Defendant, in the Supreme Court of the State of New York, County of New York (Index No. 651182/2020). The complaint alleges, among other things, that the Company breached multiple representations and warranties contained in the Securities Purchase Agreement (the “SPA”) related to the Company’s June 8, 2017 equity financing (the “Financing”), of which the Plaintiffs participated, and fraudulently induced Plaintiffs into signing the SPA. The complaint seeks rescission of the SPA and return of the Plaintiffs’ $6,750 purchase price with respect to the Financing. The Company is currently in the discovery phase. Management is unable to assess the likelihood that the Company will succeed at trial with respect to the SPA or the Financing, having previously lost another lawsuit with respect to the Financing.

Alliance Litigation

On April 28, 2019, the Company brought an action against Alliance Investment Management, Ltd. (“Alliance”), later amended to include Joseph Mona (“Mona”) as a defendant, in the Southern District of New York under Section 16(b) of the Securities Exchange Act of 1934, 15 U.S.C. 78p(b), to compel Alliance and Mona to disgorge short swing profits realized from purchases and sales of the Company’s securities within a period of less than six months. The case is Microbot Medical Inc. v. Alliance Investment Management, Ltd., No. 19-cv-3782-GBD (SDNY). The amount of profits was estimated in the complaint to be approximately $468.

On October 28, 2019, Alliance filed a motion for summary judgment requesting that the Court dismiss the claims against Alliance. On February 4, 2020, Mona answered the 16(b) claim the Company asserted against him by claiming various equitable defenses and filed a counterclaim against the Company under Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder, claiming a net loss on trading the Company’s stock of approximately $151.

On September 17, 2020, the Court issued a Memorandum Decision & Order that, among other things, granted Alliance’s summary judgment motion.

On March 30, 2021, the Court issued an Order; and on March 31, 2021, the Clerk entered judgment against Mona and in favor of the Company in the amount of approximately $485. On April 27, 2021, Mona filed an appeal of the Court’s judgment, which is pending before the U.S. Court of Appeals for the Second Circuit.

MICROBOT MEDICAL INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

(Except share and per share data)

In June 2021, the Magistrate issued an order permitting Mona to file an Amended Counterclaim Complaint, and rejected the Company’s request to execute on the judgment. The Company filed a response to Mona’s amended counterclaim in July 2021, and in February 2023 filed a motion for summary judgment on Mona’s fraud claim on the basis of inability to demonstrate reliance or loss causation. The motion is scheduled to be fully briefed and submitted on May 1, 2023.